Performance Management	Jun. 23, 2026
Tradr 2X Short AAOI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short ORCL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Short OWL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.tradretfs.com